Share-Based Payments - Share-Based Payment Plans of MFS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 610	$ 491
MFS Investment Management Share-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	384	309
Income tax expense (benefit)	$ (69)	$ (59)